Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
(a)
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Consolidation
(b)
Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, has the obligation to absorb losses of, or the right to receive benefits from the entity that could potentially be significant to the entity, and therefore the Company or its subsidiaries is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE Companies (excluding the consolidated Trusts and asset-backed securitized debts as discussed in Note 2(f))

(i)
Contractual agreements with the VIEs

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Company’s relevant PRC subsidiaries entered into with the VIEs and their nominee shareholders. Through the Contractual Agreements, the VIEs are effectively controlled by the Company.

Exclusive Option Agreements. Pursuant to the Exclusive Option Agreements, the nominee shareholders of the VIEs have irrevocably granted the Group’s relevant PRC subsidiaries an exclusive option to purchase all or part of their respective equity interests in the VIEs. The purchase price shall be the lowest price permitted by law. Without prior written consent of the Group’s relevant PRC subsidiaries, the VIEs shall not, among other things, amend their articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on their assets and equity interests in the VIEs, business or revenue, enter into any material contract outside the ordinary course of business, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on their business. These agreements will remain effective until the Group’s relevant PRC subsidiaries and/or any third party designated by the Group’s relevant PRC subsidiaries have acquired all equity interests of the VIEs from their respective nominee shareholders.

Power of Attorney. Pursuant to the Power of Attorney, each nominee shareholder of the VIEs irrevocably authorizes the Group’s relevant PRC subsidiaries to act as its attorney‑in‑fact to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interests in the VIEs, including the right to attend shareholder meetings on behalf of such shareholder, the right to appoint legal representatives, directors, supervisors and chief executive officers and other senior management, and the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The power of attorney is irrevocable and remains in force continuously upon execution.

Exclusive Business Cooperation Agreements. Pursuant to these Exclusive Business Cooperation Agreements, the Group’s relevant PRC subsidiaries have the exclusive right to provide the VIEs with comprehensive business support, technical support and consulting services. Without prior written consent of the Group’s relevant PRC subsidiaries, the VIEs shall not accept any services covered by these agreements from any third party. The VIEs agree to pay service fees in an amount determined by the Group’s relevant PRC subsidiaries based on respective profits calculated as operating revenue minus operating cost of the VIEs for the relevant period on a yearly basis or other service fees for specific services as required and as otherwise agreed by both parties. The Group’s relevant PRC subsidiaries own the intellectual property rights arising out of the services performed under these agreements. Unless the Group’s relevant PRC subsidiaries terminate these agreements or pursuant to other provisions of these agreements, these agreements will remain effective indefinitely. These agreements can be terminated by the Group’s relevant PRC subsidiaries through a 30‑day advance written notice, the VIEs have no right to unilaterally terminate these agreements.

Loan Agreements. Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted loans to the relevant nominee shareholders of the VIEs solely for the purpose of providing funds necessary for capital injection into the VIEs to operate their respective businesses. Pursuant to these loan agreements, the nominee shareholders can only repay the loans by the transfer of all their equity interests in the VIEs to the Group’s relevant PRC subsidiaries. The nominee shareholders of the VIEs must pay all of the proceeds from transfer of such equity interests to the Group’s relevant PRC subsidiaries. In the event that the nominee shareholders transfer their equity interests to the Group’s relevant PRC subsidiaries or their designated person(s) with a price equivalent to or less than the amount of the principal, the loans will be interest free. If the price is higher than the amount of the principal, the excess amount will be paid to the Group’s relevant PRC subsidiaries as the loan interest. The loans must be repaid immediately when permitted by PRC laws at the request of the Group’s relevant PRC subsidiaries. Term of both loans is ten years and will be extended automatically for another ten years on each expiration.

Equity Pledge Agreements. Pursuant to these Equity Pledge Agreements, each nominee shareholder of the VIEs has pledged all of his, her or its respective equity interests in the VIEs to the Group’s relevant PRC subsidiaries to guarantee the performance by such nominee shareholder and the VIEs of their respective obligations under the Exclusive Option Agreements, the Power of Attorney, the Loan Agreements, where applicable, and the Exclusive Business Cooperation Agreements, and any amendment, supplement or restatement to such agreements. If the VIEs or any of their nominee shareholders breach any obligations under these agreements, the Group’s relevant PRC subsidiaries, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the nominee shareholders of the VIEs agrees that before his, her or its obligations under the Contractual Agreements are discharged, he, she or it will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, which may result in the change of the pledged equity that may have adverse effects on the pledgee’s rights under these agreements without the prior written consent of the Group’s relevant PRC subsidiaries. These Equity Pledge Agreements will remain effective until the VIEs and their nominee shareholders discharge all their respective obligations under the Contractual Agreements.

(ii)
Risks in relation to the VIE structure

Under the Contractual Agreements with the VIEs, the Company has the power to direct activities of the VIEs and the VIEs’ subsidiaries, has the obligation to absorb losses of, or the right to receive benefits from the VIEs and the VIEs’ subsidiaries. Therefore, the Company considers itself the ultimate primary beneficiary of the VIEs and there is no asset of the VIEs that can only be used to settle obligations of the VIEs and the VIEs’ subsidiaries except for registered capitals and PRC statutory reserves of the consolidated VIEs amounting to RMB6,784 million as of December 31, 2025. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses mainly through the consolidated VIEs and the VIEs’ subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIEs and their respective nominee shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and the VIEs’ subsidiaries in the consolidated financial statements in the future if changes in the legal interpretation or enforcement of the PRC laws, regulations and policies occur in the future.

In March 2019, the Foreign Investment Law was approved by the National People’s Congress, effective on January 1, 2020. In December 2019, the State Council promulgated the Implementation Regulations on the Foreign Investment Law, effective on January 1, 2020, and further clarified and elaborated the relevant provisions of the Foreign Investment Law. Given that there still exist uncertainties in relation to the interpretation and implementation of the Foreign Investment Law and its implementation regulations, the possibility that the VIEs will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded.

The Company’s ability to control the VIEs also depends on the power of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes this power of attorney is legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•
revoke the Group’s business and operating licenses;
•
require the Group to discontinue or restrict its operations;
•
restrict the Group’s right to collect revenues;
•
block the Group’s websites;
•
require the Group to restructure its operations, re‑apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
•
impose additional conditions or requirements with which the Group may not be able to comply; or
•
take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with the VIEs is remote.

All of the consolidated VIEs are incorporated and operated in the PRC, which are effectively controlled by the Company through a series of contractual agreements entered into among the Company’s relevant PRC subsidiaries, the VIEs and their nominee shareholders. The Company believes the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties are remote.

Summary of Financial Information of the Consolidated VIEs

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements. The financial information of the consolidated trusts and asset-backed securities (“ABS”) were also included in the following table, as the consolidated VIE companies are considered the primary beneficiary of these trusts and ABS plans:

	As of December 31,
	2024	2025
	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	1,670,835	1,818,186
Restricted cash	1,141,723	1,237,814
Restricted term deposit and short-term investments	79,760	78,458
Financing receivables, net	4,530,170	5,199,209
Amounts due from Group companies (1)	109,196	244,675
Deposits to insurance companies and guarantee companies	2,347,124	2,187,609
Contract assets and receivables, net	4,790,945	3,368,610
Property, equipment and software, net	522,718	812,005
Land use rights, net and right of use assets	901,443	828,467
Long‑term investments	239,244	243,971
Other assets	2,794,112	4,133,414
TOTAL ASSETS	19,127,270	20,152,418
LIABILITIES
Amounts due to Group companies (1)	6,672,028	6,792,117
Borrowings	916,305	1,158,211
Funding debts	3,951,665	3,291,275
Deferred guarantee income	786,793	968,405
Contingent guarantee liabilities	876,614	438,837
Other liabilities	3,048,229	3,871,778
TOTAL LIABILITIES	16,251,634	16,520,623
Total equity attributable to owners of the company	2,875,636	3,631,795
TOTAL SHAREHOLDERS’ EQUITY	2,875,636	3,631,795
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	19,127,270	20,152,418

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	11,264,532	10,958,115	10,381,825
Inter-group revenues (2)	186,968	196,310	130,165
Total Operating revenue	11,451,500	11,154,425	10,511,990
Operating cost:
Third-party costs	(7,354,363)	(7,314,444)	(6,290,106)
Inter-group costs(2)	(27)	(188)	(426)
Total operating cost	(7,354,390)	(7,314,632)	(6,290,532)
Gross profit	4,097,110	3,839,793	4,221,458
Operating expense:
Third-party expenses	(1,766,810)	(1,799,169)	(1,760,165)
Inter-group expenses(2)	(1,544,632)	(1,108,919)	(1,854,773)
Total operating expenses	(3,311,442)	(2,908,088)	(3,614,938)
Others	(448,109)	(556,017)	338,888
Income before income tax	337,559	375,688	945,408
Income tax expenses	(100,292)	(93,803)	(223,467)
Net income	237,267	281,885	721,941
Net income attributable to ordinary shareholders of the Company	237,267	281,885	721,941

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Net cash provided by operating activities	1,443,381	207,079	3,264,268
Net cash provided by transactions with external parties	2,922,935	1,555,165	4,881,253
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(1,479,554)	(1,348,086)	(1,616,985)
Net cash provided by/(used in) investing activities	1,337,528	(799,910)	(2,514,896)
Net cash provided by/(used in) transactions with external parties	1,387,854	(837,194)	(2,365,266)
Net cash (used in)/provided by funds to Group companies (4)	(50,326)	37,284	(149,630)
Net cash (used in)/provided by financing activities	(2,022,654)	654,636	(505,930)
Net cash (used in)/provided by transactions with external parties	(2,272,659)	91,129	(422,863)
Net cash provided by/(used in) funds from Group companies (5)	250,005	563,507	(83,067)
Net increase in cash, cash equivalents and restricted cash	758,255	61,805	243,442
Cash, cash equivalents and restricted cash at beginning of the year	1,992,498	2,750,753	2,812,558
Cash, cash equivalents and restricted cash at end of the year	2,750,753	2,812,558	3,056,000

(1)
The amounts due from Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the operating receivables resulting from the provision of goods and services to WFOEs;
The amounts due to Group companies represent the funds provided by group companies to the consolidated VIEs, and the operating payables resulting from the technical service fees charged by WFOEs.
(2)
The inter-group revenues and inter-group costs and expenses recognized by the consolidated VIEs were related to the goods and services between the consolidated VIEs and WFOEs;
The inter-group expenses incurred by the consolidated VIEs represent the technical service fees charged by WFOEs.
(3)
For the years ended December 31, 2023, 2024 and 2025, cash paid by the VIEs to WFOEs for technical service fees were RMB1,647million, RMB1,611 million and RMB1,769 million, respectively. Cash received by the VIEs to WFOEs for the provision of goods and services were RMB168 million, RMB263 million and RMB152 million for the years ended December 31, 2023, 2024 and 2025, respectively.
(4)
Net cash (used in)/provided by funds to Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the collections from the WFOEs for the funds previously provided by the consolidated VIEs. The funds provided to/repayments received from Group companies are presented on a net basis in investing activities.
(5)
Net cash (used in)/provided by funds from Group companies represent the funds provided by WFOEs to the consolidated VIEs. The funds received from/repayments made to Group companies are presented on a net basis in financing activities.

Use of Estimates
(c)
Use of estimates

The preparation of the Group’s consolidated financial statements is in conformity with the U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statement and reported revenues and expenses during the reported periods. Accounting estimates include, but are not limited to (i) revenue recognition; (ii) allowance for credit losses on the financial assets measured at amortized cost and financial guarantees and (iii) initial recognition and subsequent measurement of guarantee derivatives at fair value. Actual results could materially differ from these estimates.

Functional Currency and Foreign Currency Translation
(d)
Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong is United States dollars (“US$”) and the functional currencies of the PRC entities in the Group are RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries incorporated in Hong Kong have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments, and are shown as a component of accumulated other comprehensive income on the Consolidated Statements of Changes in Shareholders’ Equity and a component of other comprehensive income on the Consolidated Statements of Comprehensive Income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period‑end is recognized in “Others, net” on the Consolidated Statements of Operations.

Foreign currency translation adjustments included in the Group’s Consolidated Statements of Comprehensive Income for the years ended December 31, 2023, 2024 and 2025 were gain of RMB7.3 million, loss of RMB16.0 million and gain of RMB2.0 million, respectively.

Convenience Translation

(e) Convenience translation

Translations of balances on the Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income and Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Presentation for On- and Off-Balance Sheet Loans

(f) Presentation for on- and off-balance sheet loans

The Group finances the loans with the proceeds from various funding partners, which primarily include: (1) the Institutional Funding Partners; and (2) third-party investors of the consolidated Trusts and asset‑backed securitized debts. Depending on the arrangements among the Group, the Borrowers and the funding partners, the underlying loans are accounted for as “on-balance sheet loans” or “off-balance sheet loans,” where applicable.

On‑balance sheet loans

Loans funded by establishment of the consolidated Trusts and issuance of asset‑backed securitized debts

The Group establishes business relationships with Trusts from time to time. Pursuant to applicable arrangements, the Group invested in the financing receivables using funds from the consolidated Trusts. The Trusts are administered by third-party trust companies, which act as the trustees, with funds contributed by the Group and/or the third-party investors for the purpose of providing returns to the beneficiary of the Trusts. Since these Trusts only invest in financing receivables generated from the Group’s Platform and APP, the Group has power to direct the activities of the Trusts. The Group has the obligation to absorb losses or the right to receive benefits from the Trusts that could potentially be significant to the Trusts. As a result, the Trusts are considered consolidated VIEs of the Group under Accounting Standards Codification (“ASC”) 810, Consolidation.

The Group also issues private asset-backed securities (“ABS”) to diversify its funding sources. The Group is considered the primary beneficiary of these ABS plans as it has power to direct the activities that most significantly impact economic performance of the ABS plans, and has the obligation to absorb losses of or the right to receive benefits from the ABS plans that could potentially be significant to the ABS plans. As a result, the Group consolidated the ABS plans in the consolidated financial statements under ASC 810, Consolidation.

Therefore, loans funded by the consolidated Trusts and asset-backed securitized debts remain at the Group and are recorded as “Financing receivables, net” (Note 3) on the Consolidated Balance Sheets. The proceeds received from third‑party investors of the consolidated Trusts and asset-backed securitized debts are recorded as “Funding Debts” (Note 2(h)). Cash received via consolidated Trusts and asset-backed securitized debts that has not yet been distributed is recorded as “Restricted cash”.

Off‑balance sheet loans

Loans funded by certain Institutional Funding Partners such as third-party commercial banks or consumer finance companies

For loans funded by the proceeds from certain Institutional Funding Partners such as third-party commercial banks or consumer finance companies, each underlying loan and Borrower has to be approved by the third-party commercial banks or consumer finance companies individually. Once the loan is approved by and originated by the third-party commercial bank or consumer finance company, the fund is provided by the third-party commercial bank or consumer finance company to the Borrower and a lending relationship between the Borrower and the third-party commercial bank or consumer finance company is established through a loan agreement. Effectively, the Group offers loan facilitation and matching services to the Borrowers who have credit needs and the commercial banks or consumer finance companies who originate loans directly to Borrowers referred by the Group. The Group continues to provide account maintenance and payment processing services to the Borrowers over the term of the loan agreement. Under this scenario, the Group determines that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record financing receivables arising from these loans nor Funding Debts to the Institutional Funding Partners.

Measurement of financing receivables

Financing receivables are measured at amortized cost and reported on the Consolidated Balance Sheets at outstanding principal adjusted for any charge‑offs, the allowance for credit losses, and net deferred origination fees on originated financing receivables. The Group recognizes financing income over the terms of the financing receivables using the effective interest rate method. Refer to Note 2(l) for details. For financing receivables initially generated from online sales with installment payment terms on the Group’s Platform or APP, if they are subsequently funded by on-balance sheet loans, the Group considers that the financing receivables are not settled or extinguished, and therefore continues to account for these financing receivables according to the installment payment terms. If the financing receivables are subsequently funded by off-balance sheet loans, the Group considers that these financing receivables are settled and extinguished with the proceeds from the off-balance sheet loans as facilitated by the Group.

Accrued interest income on financing receivables is calculated based on the effective interest rate of the loan and recorded as financing income as earned. Financing receivables are placed on non‑accrual status upon reaching 90 days past due. When a financing receivable is placed on non‑accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that it will be unable to collect unpaid principal amount on the receivable, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge‑offs occur after the 180th day of delinquency. Financing income for non-accrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing financing income. The Group does not resume accrual of interest after a loan has been placed on non-accrual status.

Allowance for credit losses
(g)
Allowance for credit losses

The Group mainly has the following types of financial assets that are subject to credit losses of the customers: financing receivables, contract assets and receivables.

The Group applies Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance replaces the previous “incurred loss” methodology, and introduces a forward-looking expected loss approach referred to as a current expected credit losses (“CECL”) methodology. The CECL methodology requires that the full amount of expected credit losses for the lifetime be recorded at the time the financial asset is originated or acquired, and adjusted for changes in expected lifetime credit losses subsequently, which requires earlier recognition of credit losses. The lifetime expected credit losses are determined using a pooled basis within respective credit risk classification levels of the underlying customers, taking into consideration the historical credit loss experience, the current credit quality of the portfolio and application of macroeconomic forecasts.

The Group’s CECL model and methodologies are based on the likelihood of customers defaulting (i.e., Probability of Default, or PD) and the resulting losses of customers’ defaults (i.e. Loss Given Default, or LGD) and Exposure at Default (“EAD”), or CECL=PD*LGD*EAD. The Group considers the PD with its historical information of customers’ payment behaviors and loan performance, and further adjusts for the impacts from observed industry experience. PDs are based on respective internal risk grades assigned to each of the customers by the Group. LGD is determined based on historical information of the extent of loss on a defaulted exposure. EAD is calculated based on the amounts the Group expected to be owed at the time of default, over the term of the loans. The Group also incorporates the forward-looking information in the CECL, taking into account a range of forecasts of macroeconomic conditions over the expected life of the loans. The macroeconomic factors used in model include variables that have historically been key drivers of increases and decreases in credit losses, such as Consumer Price Index and Total Retail Sales of Consumer Goods (formulated by the National Bureau of Statistics of China, it reflects the total domestic market volume of physical goods consumption and catering revenue). The expected life of each loan is determined based on the contractual term. The allowance for credit losses also includes management overlays which allow management to reflect the uncertain nature of economic forecasting and account for model imprecision and concentration risk.

The CECL methodology is applicable to estimation of credit losses of financial assets measured at amortized cost, primarily including financing receivables, contract assets and receivables of the Group.

The CECL methodology also applies to certain off-balance sheet credit exposures, such as financial guarantees not accounted for as derivatives. The financial guarantees provided for the Group’s off-balance sheet loans accounted for under ASC 460 are in the scope of ASC 326 and subject to the CECL methodology. The expected credit losses (the contingent aspect) of the guarantee shall be accounted for in addition to and separately from the guarantee liability (the noncontingent aspect) accounted for under ASC 460. Further, the contingent liability is determined using CECL lifetime methodology.

Funding Debts
(h)
Funding debts
For the proceeds received from the funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners, to fund the Group’s on-balance sheet loans, the Group records them as funding debts (“Funding Debts”) on its Consolidated Balance Sheets. Accrued interest payable is calculated based on the contractual interest rates of funding debts.
Guarantee Receivables and Liabilities
(i)
Guarantee receivables and liabilities

For the off-balance sheet loans funded by certain Institutional Funding Partners, the Group provides deposits and replenishes such deposits from time to time to the Institutional funding partners by compensating them for principal and interest payment in the event of the Borrowers’ defaults, which are accounted for as guarantee liabilities under ASC 460, Guarantees.

Starting from 2019, the Group started to cooperate with third-party insurance companies and guarantee companies that directly provide guarantee services to certain Institutional Funding Partners. According to relevant financial guarantee arrangements, third-party insurance companies and guarantee companies will provide the principal and interest payment to these Institutional Funding Partners, in case of Borrowers’ defaults. However, the Group is required to provide deposits and replenish such deposits from time to time to the bank accounts of these insurance companies and guarantee companies, in the event that such insurance companies and guarantee companies perform their guarantee obligations upon the Borrowers’ defaults. Effectively, the Group provides risk safeguard measures or a deposit to compensate the insurance companies and guarantee companies in the event that they performed their guarantee or insurance obligations upon the Borrowers’ defaults. These financial guarantee contracts are accounted for as guarantee liabilities under ASC 460, Guarantees, provided that the scope exception under ASC 815-10-15-58 is met.

For the off-balance sheet loans funded by certain other Institutional Funding Partners, these Institutional Funding Partners retain the credit exposure of the loans facilitated by the Group and do not require the Group to provide any guarantee pursuant to relevant arrangements. Therefore, the Group does not record guarantee receivables nor guarantee liabilities for the off-balance sheet loans funded by these Institutional Funding Partners.

As discussed in Note 2(g) above, the financial guarantees provided for the Group’s off-balance sheet loans accounted for under ASC 460 are in the scope of ASC 326 and subject to the CECL methodology.

The estimated fair value of the guarantee liabilities at inception of the loans is determined based on a discounted cash flow model, with reference to estimates of expected loss rates using CECL lifetime methodology. Subsequent to initial recognition, the guarantee liabilities continue to be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk over the terms of the underlying loans, as “Guarantee income” on the Consolidated Statements of Operations.

The expected credit losses of the guarantee (the contingent aspect recorded as “Contingent guarantee liabilities”) are accounted for in addition to and separately from the guarantee liability (the noncontingent aspect recorded as “Deferred guarantee income”) accounted for under ASC 460. The contingent guarantee liabilities are determined using CECL lifetime methodology, and recognized in full amount at loan inceptions. At each reporting date, the Group measures the contingent guarantee liabilities of the underlying loans, on a portfolio basis, and the relevant credit losses of guarantee are recorded as “Provision for contingent guarantee liabilities” on the Consolidated Statements of Operations.

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
		(RMB in thousands)
Opening balances	894,858	1,538,385	975,102
Fair value of deferred guarantee income at inception of new loans	3,162,811	2,100,541	2,754,379
Release of deferred guarantee income	(2,519,284)	(2,663,824)	(2,423,570)
Ending balances	1,538,385	975,102	1,305,911

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
		(RMB in thousands)
Opening balances	882,107	1,808,540	1,079,000
Provision for contingent liabilities of guarantee	3,203,123	3,655,548	3,174,787
Net cash payout	(2,276,690)	(4,385,088)	(3,709,596)
Ending balances	1,808,540	1,079,000	544,191

Loans at Fair Value
(j)
Loans at fair value

From time to time, the Group acquires the installment of loans when they are one day past due, or purchases the entire loans with certain monthly repayments that are past due over certain days consecutively or cumulatively, from certain funding partners, according to the relevant cooperation agreements with respective funding partners.

For those loans the Group acquired or purchased from the relevant funding partners, the Group accounts for them using fair value option pursuant to ASC 825, Financial Instruments, and records them as "Loans at fair value" under “Prepayments and other current assets” on the Consolidated Balance Sheets.

As the loans acquired or purchased are not traded in an active market with readily observable prices, the Group estimates the fair value of loans acquired or purchased from funding partners using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on the contractual cash flows, taking into consideration of estimated future credit recoveries of the loans upon acquisition or purchase. Changes in fair value of loans are reported net and recorded in “Change in fair value of financial guarantee derivatives and loans at fair value” on the Consolidated Statements of Operations.

Guarantee Derivatives
(k)
Guarantee derivatives

In order to determine the accounting treatment of the guarantee, the Group considered the criteria of scope exception under ASC 815‑10‑15‑58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non‑payment both at inception and throughout its term either through direct legal ownership or through other arrangement.

For the financial guarantee provided by the Group that does not meet the scope exception under ASC 815‑10‑15‑58, the Group accounts for the financial guarantee contracts with these Institutional Funding Partners as derivatives under ASC 815, Derivatives and Hedging, and records them on the Consolidated Balance Sheets as either assets or liabilities at fair value.

Derivative assets and liabilities within the scope of ASC 815 are required to be recorded at fair value at inception and remeasured at fair value on an ongoing basis in accordance with ASC 820, Fair Value Measurement. Therefore, the financial guarantee derivatives will be subsequently marked to market at the end of each reporting period with gains and losses recognized as change in fair value of financial guarantee derivatives. The estimated fair value of the financial guarantee derivatives is determined by the Group based on a discounted cash flow model, with reference to estimates of cumulative loss rates and margins on cost of guarantee services.

Revenue Recognition
(l)
Revenue recognition

The Group considered relevant accounting guidance and concluded that arrangements for its on-balance sheet loans and guarantee services provided for its off-balance sheet loans are out of scope of ASC 606, Revenue from Contracts with Customers. Therefore, “Financing income” and “Guarantee income” included in “Credit facilitation service income” on the Consolidated Statements of Operations should be accounted for in accordance with ASC 310, Receivables and ASC 460, Guarantees, respectively. Other revenue streams are accounted for in accordance with ASC 606.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services, net of value-added tax. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations. For considerations with original payment terms greater than 12 months, the Group determines a significant financing component exists in the arrangements. The discount rate, which reflects the credit risk of the customers, is used in adjusting the consideration at inception for revenue recognition. Interest income resulting from a significant financing component is recorded as “Financing income” on the Group’s Consolidated Statements of Operations.

Disaggregation of revenues within the scope of ASC 606

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Installment e-commerce platform service income
Installment e-commerce platform service income	1,585,625	1,236,679	1,370,533
Other services	164,884	85,608	138,147
Total installment e-commerce platform service income	1,750,509	1,322,287	1,508,680
Credit facilitation service income
Loan facilitation and matching servicing fees-credit oriented	4,178,477	5,201,429	3,843,372
Post-origination servicing fees-credit oriented	823,404	1,124,495	1,145,190
Total credit facilitation service income	5,001,881	6,325,924	4,988,562
Tech-empowerment service income
Loan facilitation and matching servicing fees-performance based	702,774	695,872	101,490
Post-origination servicing fees-performance based	280,574	197,561	206,790
Referral service fee	349,927	603,361	1,587,248
Other services	307,178	384,582	185,807
Total tech-empowerment service income	1,640,453	1,881,376	2,081,335
Loan facilitation and servicing fees-credit oriented and performance based	5,985,229	7,219,357	5,296,842
Total operating revenue within the scope of ASC 606	8,392,843	9,529,587	8,578,577

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Revenues recognized at point-in-time	7,155,654	7,876,188	7,110,549
Revenues recognized over time	1,237,189	1,653,399	1,468,028
Total operating revenue within scope of ASC 606	8,392,843	9,529,587	8,578,577

The Group’s revenue recognition policies under ASC 606 are as follows:

Installment e-commerce platform service

Online direct sales

The Group engages in the online direct sales of electronic products, and to a lesser extent, home appliance products and general merchandise products with installment payment terms mainly through its retail website www.fenqile.com and its APP.

The income from online direct sales is recognized at point-in-time when control of promised goods or services is transferred to the customers, which generally occurs upon the acceptance of the goods or services by the customers. For arrangements where the Group controls the goods or services before they are transferred to the customers as a principal, as it is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has discretion in establishing prices, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis. The goods or services are generally sold with a right of return, which is accounted for as variable consideration when determining the amount of revenue to recognize. Return allowances are estimated based on historical experiences and insignificant for all of the periods presented.

For these transactions, the Group generates financing receivables due from the Borrowers who place orders. The online direct sales revenues and related financing receivables are accounted for as sales of products or services to the Borrowers with extended payment terms and recorded at present value of the contractual cash flows when the Group’s performance obligations are satisfied.

The financing receivables initially generated from online direct sales may be subsequently funded with the proceeds from on- or off-balance sheet loans as discussed in Note 2(f).

Other services

The Group also operates online marketplace that enable third party sellers to provide their goods or services to customers. The Group earns commission fee based on the sales amount for the services rendered. Revenues are recognized at point-in-time when the underlying transactions are completed, i.e., upon acceptance of the underlying goods or services by the customers. In accordance with ASC 606-10-55-39, the Group recognizes the service fees as revenues on a net basis, as the Group is acting as an agent and does not have general inventory risk or does not have discretion to establish prices. For these transactions whereby the Group pays to the third party sellers on behalf of the customers where the customers select the installment payment terms, the Group generates financing receivables due from the Borrowers, which may be subsequently funded with the proceeds from on- or off-balance sheet loans as discussed in Note 2(f).

Credit facilitation service and tech-empowerment service

Under credit facilitation service, revenue is generated from loan facilitation and servicing fees-credit oriented for provision of intermediary services to both the users and the funding partners. In addition, guarantee income is generated from the guarantee services. The Group also generates financing income from on-balance sheet loans, which are funded by establishment of the consolidated Trusts and issuance of asset‑backed securitized debts, as well as loans funded by the consolidated microcredit company.

The Group generates tech-empowerment service income from loan facilitation and servicing fees-performance based with profit sharing model, referral services, as well as other services including technical services to financial institutions, subscription services and others.

Loan facilitation and servicing fees

With respect to the off‑balance sheet loans, the Group does not record financing receivables arising from these loans nor funding debts to the funding partners. The Group earns loan facilitation and servicing fees and records them under

“Credit facilitation service income” and “Tech-empowerment service income” based on respective arrangements, as applicable.

Revenues from loan facilitation and matching and post-origination services-overall

The Group provides intermediary services to the Borrowers and funding partners as the lenders. The intermediary services provided include (i) loan facilitation and matching services, (ii) post-origination services (i.e. account maintenance, collection, and payment processing), and (iii) a financial guarantee, if any. The Group has assessed all these services and concludes that loan facilitation and matching services and post-origination services are distinct and therefore are separate performance obligations. The financial guarantee, if any, is within the scope of ASC 815, Derivatives and Hedging or ASC 460, Guarantees, where applicable, and recorded at fair value at inception of the loans. The remaining consideration is allocated to each of the performance obligations based on relative standalone selling price of each of the services being provided to customers. The Group primarily uses the expected cost plus a margin approach to determine the relative standalone selling price as a result of the adoption of ASC 606.

The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised services to its customers, net of value-added tax. The transaction price includes variable service fees which is estimated using the expected value method and is limited to the amount of variable consideration that is probable not to be significantly reversed in future periods. The Group assesses whether the estimate of variable consideration is constrained.

Revenues from loan facilitation and matching services are recognized at point-in-time upon the successful matching of the borrowing requests from the Borrowers with the funding partners as the lenders. Revenues from post-origination services are recognized ratably over the terms of the underlying loans as this performance obligation is satisfied over time.

For the off-balance sheet loans funded by certain Institutional Funding Partners, where the Group also provides guarantee services, revenue from loan facilitation and matching and post-origination services under this business model is recorded as “Loan facilitation and matching servicing fees-credit oriented” and “Post-origination servicing fees-credit oriented” respectively under “Credit facilitation service income.” Revenue from guarantee services is recorded as “Guarantee income” under ASC 460 (Note 2(f)) under Credit facilitation service income.

For the off-balance sheet loans funded by certain other Institutional Funding Partners, where the Group does not provide guarantee services and takes no credit risks of Borrowers in respect of principal and interests due to the lenders, the Group charges the service fees for loan facilitation and servicing at predetermined rates based on the performance of the underlying off-balance sheet loans. Revenue from loan facilitation and matching and post-origination services under this business model is recorded as “Loan facilitation and matching servicing fees-performance based” and “Post-origination servicing fees-performance based” under “Tech-empowerment service income.”

Referral services

The Group provides referral services by referring user on its own platform to third-party platforms or companies in respect of loan and other products offered by them. The Group considers the third-party platforms or companies to be its customers, and charges service fees from customers based on a pre-agreed rate of transaction amount underwritten or received by, or of number of qualified users referred to these customers. The transaction price includes variable service fees, which is estimated using the expected value method and is limited to the amount of variable consideration that is probable not to be significantly reversed in future periods. The Group assesses whether the estimate of variable consideration is constrained. Revenue under this business model is recognized as “Referral services” under “Tech-empowerment service income” when a successful referral is achieved upon loan origination, clicks by qualified users, or when other performance obligation is satisfied.

Other services under tech-empowerment service income

The Group also engages in other business, which consists primarily of technical services to financial institutions and offers subscription services (previously referred to as membership services) to the customers with access to benefits of sales of products and services on the Group’s Platform and APP. Revenues generated by the Group from these businesses are recorded under “Tech-empowerment service income” when performance obligation is satisfied.

Financing income

The Group generates financing income from its financing receivables, which comprises of interest income and others.

Interest income is recognized over the terms of financing receivables using the effective interest method. Direct origination costs include costs directly attributable to originating financing receivables, including vendor costs and personnel costs directly related to the time spent by those individuals performing activities related to the origination of financing receivables. Considering the credit risk characteristics of the Borrowers as well as the relatively small amount of each individual financing receivable, the Group determined that direct origination costs incurred for originating individual financing receivables are insignificant and expensed as incurred and recorded in “Processing and servicing cost” on the Consolidated Statements of Operations. The Group stops accruing interest income and reverses all accrued but unpaid interest as of such date when reasonable doubt exists as to the full, timely collection of interest or principal.

Other revenues include fees collected for prepayment and late payment for on‑balance sheet loans, which are calculated as certain percentages of interest over the prepaid principal loan amount in case of prepayment or certain percentages of past due amounts in case of late payment.

Customer incentives

In order to incentivize the individual customers to use the Platform and APP, the Group primarily provides two major types of incentive coupons: cash coupons that have a stated discount amount that reduces the selling price of a future purchase of product and repayment coupons that have a stated discount amount that reduce a future installment repayment.

Both cash coupons and repayment coupons are given for free at the Group’s discretion, which are not linked to any transactions or previous transactions from the Platform and APP when they are given. In accordance with ASC 606-10-32-27, cash coupons and repayment coupons are accounted for as a reduction of revenue of the Group upon the future purchase or application by the customers. The amount of cash coupons and repayment coupons recognized as a reduction of revenue was RMB105 million, RMB89.4 million and RMB86.6 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Contract balances

The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Generally, the amount of revenue recognized from loan facilitation and matching services exceeds the amount billed to customers following the predetermined payment schedules at inception of the loans. The Group does not have an unconditional right to such exceeding amount. Service fees receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration. At each reporting date, the Group assesses whether there is any indicator of impairment to the contract assets and receivables. An impairment loss, if any, is recorded as “Provision for contract assets and receivables” on the Consolidated Statements of Operations.

Contract liabilities relate to unsatisfied performance obligations at the end of each reporting period and consist of cash payment received in advance from customers in subscription services and post-origination services, which is recorded as “Deferred service fees” included in “Accruals and other current liabilities” on the Consolidated Balance Sheets. The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the years were RMB36.6 million and RMB106 million for the years ended December 31, 2024 and 2025, respectively.

Remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the Group expects to recognize these amounts in revenue. Additionally, as a practical expedient, the Group does not include contracts that have an original duration of one year or less.

As of December 31, 2024 and 2025, the aggregate amount of the transaction price allocated to remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was RMB438 million and RMB422 million, respectively. Given the profile of contract terms, substantially all of the remaining performance obligation is expected to be recognized as revenue over the next three years.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The remaining performance obligation has not been disclosed when the performance obligation is part of a contract that has an original duration of one year or less.

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Sales and marketing expenses” on the Consolidated Statements of Operations.

Cash and Cash Equivalents
(m)
Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions, which are unrestricted to withdrawal or use. As of December 31, 2024 and 2025, the Group did not have any cash equivalents.

Restricted Cash
(n)
Restricted cash

Restricted cash mainly represents: (i) cash received from the Borrowers but not yet been repaid to the funding partners or received from the funding partners but not yet been distributed to the Borrowers which is not available to fund the general liquidity needs of the Group; and (ii) security deposits set aside for partnering commercial banks in case of Borrowers’ defaults; and (iii) cash received via consolidated trust and ABS that has not been distributed.

Restricted term deposit and short-term investments
(o)
Restricted term deposit and short-term investments

Restricted term deposit include (i) time deposits securing the Group’s borrowings from financial institutions, and (ii) time deposits placed with and set aside for partnering commercial banks as Institutional Funding Partners in case of Borrowers' defaults.

Short-term investments represent bank time deposits and structured deposit which are certain deposits with variable interest rates and principal guaranteed with certain financial institutions. Their original maturities are of greater than three months but less than one year. In accordance with ASC 825, Financial Instruments, for structured deposit with the interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected by the market value of the investment.

Inventories, Net
(p)
Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. Prior to September 2023, cost of inventory is determined using the moving average cost method. Starting from September 2023, cost of inventory is determined using the first-in-first-out cost method. Such change did not have a material impact on the financial position and results of operations and therefore was not applied retrospectively in accordance with ASC 250-10-S99-3. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write-downs are recorded in cost of revenues in the Consolidated Statements of Operations. As of December 31, 2024 and 2025, all inventory balances were products available for sale.

The Group also provides fulfillment-related services in connection with the Group’s online marketplace, with revenue from the related commission fee recognized under “Installment e-commerce platform service income”. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Long-Term Investments
(q)
Long-term investments

The Group’s long-term investments consist of equity investments in privately held companies accounted for using the measurement alternative, equity investments accounted for using the equity method and a debt investment in forms of a loan.

Equity investments accounted for using the measurement alternative

The Group measures long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known. The Group also makes a qualitative assessment of whether these investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss equal to the difference between the carrying value and fair value under “Investment loss” on its Consolidated Statements of Operations.

Equity investments accounted for using the equity method

The Group applies the equity method of accounting to account for its equity investments, according to ASC 323 Investment-Equity Method and Joint Ventures, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records the investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investments on the Consolidated Balance Sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee's net income or loss into earnings and cash distributions from investees, if any, after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings under “Investment-related impairment” when the decline in value is determined to be other-than-temporary.

Debt investment

The loan held for long-term investment is carried at outstanding principal adjusted for any write-offs, and allowance for loan losses, any deferred fees or cost, and any unamortized premiums or discounts on the Consolidated Balance Sheets. The Group records the interest income associated with the debt investment using effective interest rate method on the Consolidated Statements of Operations. The allowance for credit losses was recognized that reflects the Group’s best estimate of the amounts that will not be collected.

Property, Equipment and Software, Net
(r)
Property, equipment and software, net

Property, equipment and software, net are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation and amortization is computed using the straight‑line method over the estimated useful lives of the assets. Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use. Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected under “Others, net” on its Consolidated Statements of Operations. The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Land Use Rights, Net
(s)
Land use rights, net

Land use rights represent the land use rights obtained for the purpose of constructing offices, which was amortized on a straight-line basis over the term of the land use right period, approximately 30 years.

Impairment of Long-Lived Assets
(t)
Impairment of long‑lived assets

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long‑lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Other Assets
(u)
Other assets

Other assets on the Consolidated Balance Sheets mainly represent the long-term deposits made to the institutional funding partners, insurance companies and guarantee companies, the investment related prepayment, and other long-term assets. The Group assesses the recoverability of these assets and establishes allowances to reflect the net amounts expected to be recovered. The allowance is management’s estimate of expected credit losses after considering historical collection activity, nature of assets, current business environment and relevant forward-looking elements that may affect the recoverability.

As of December 31, 2024 and 2025, the allowances for expected credit losses for other assets were RMB231 million and RMB228 million respectively.

The Group has recognized an additional loss of RMB206 million in 2023 under "investment loss" related to investment related prepayment for equity interest in a domestic private bank, and no more loss was recorded during 2024 and 2025.

Fair Value Measurements
(v)
Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
•
Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value measurements on a recurring basis

The carrying amount of cash and cash equivalents, restricted cash, amounts due from related parties, accounts payable, and amounts due to related parties approximates fair value because of their short‑term nature. Financing receivables are measured at amortized cost. Funding debts and accrued interest payable are carried at amortized cost. The carrying amount of the financing receivables, funding debts, and accrued interest payable approximates their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

For the off‑balance sheet loans funded by certain Institutional Funding Partners, the Group accounts for financial guarantee provided at fair value. The Group uses significant unobservable inputs to measure the fair value of these guarantee liabilities. The Group considers unobservable inputs to be significant, if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

The Group’s restricted term deposit and short-term investments are measured at fair value. The fair value is determined based on the prevailing interest rates for similar products in the market (Level 2).

The Group elected the fair value option for the loans acquired or purchased from the relevant funding partners. The Group uses significant unobservable inputs to measure the fair value of these loans (Level 3).

Fair value measurements on a non-recurring basis

The Group measures certain financial assets at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price change in an orderly transaction for identical or similar investments of the same issuer. The Group’s non‑financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.
Cost of Sales
(w)
Cost of sales

Cost of sales consists of purchase price of the products, shipping charges and handling costs, as well as write‑downs of inventory. Shipping charges to receive products from suppliers are included in the inventories, and recognized as cost of sales upon sale of the products to customers. For each of the periods presented, write‑downs of inventory were insignificant.

Funding Cost
(x)
Funding cost

Funding cost consists of interest expense the Group pays to funding partners, including certain Institutional Funding Partners and third-party investors of the consolidated Trusts and the asset backed securitized debts, to fund its on-balance sheet loans, certain fees and amortization of deferred debt issuance costs incurred in connection with obtaining these debts, such as origination fees and legal fees.

Processing and Servicing Cost
(y)
Processing and servicing cost

Processing and servicing cost consists primarily of vendor costs related to credit assessment, customer and system support, payment processing services and collection services associated with originating, facilitating and servicing the loans.

Sales and Marketing Expenses
(z)
Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising costs and payroll and related expenses for personnel engaged in marketing and business development activities. Advertising costs, which consist primarily costs of online advertising and offline outdoor promotion activities, are expensed as incurred and are included within sales and marketing expenses on the Consolidated Statements of Operations. For the years ended December 31, 2023, 2024 and 2025, advertising costs totaled RMB990 million, RMB1,019 million and RMB1,160 million, respectively.

Research and Development Expenses
(aa)
Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and Administrative Expenses
(bb)
General and administrative expenses

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including finance, legal and human resources; costs associated with use of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Leases
(cc)
Leases

Under ASC Topic 842(leases), the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

The Group leases certain office premises under non‑cancelable leases, which expire at various dates through November 2028. As of December 31, 2025, the Group’s operating leases had a weighted average remaining lease term of 1.4 years and a weighted average discount rate of 5.65%.

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2025
RMB in thousands
2026	32,970
2027	8,858
2028 and thereafter	3,028
Total future lease payments	44,856
Impact of discounting remaining lease payments	(1,943)
Total lease liabilities	42,913
- Short-term portion	32,346
- Long-term portion	10,567

Operating lease cost for the years ended December 31, 2023, 2024 and 2025 was RMB45.3 million, RMB42.2 million and RMB41.0 million, respectively, which excluded cost of leasing contracts with original terms less than 12 months. Short-term lease cost for the years ended December 31, 2023, 2024 and 2025 was RMB19.8million, RMB22.5 million and RMB24.5 million, respectively. Supplemental cash flow information related to operating leases was as follows:

For the Year ended December 31, 2025
RMB in thousands
Cash payments for operating leases	44,606
Right-of-use assets obtained in exchange for operating lease liabilities	21,630

Share-Based Compensation
(dd)
Share‑based compensation

Share-based awards granted to the Group’s employees and non-employees, directors and non-employee directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards in accordance with ASC 718, Compensation-Stock Compensation. Share-based compensation, net of estimated forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

The modification of the terms or conditions of the existing shared-based award is treated as an exchange of the original award for a new award. The incremental compensation expenses are equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For stock options already vested as of the modification date, the Group immediately recognized the incremental value as compensation expenses. For stock options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these stock options.

Stock options and restricted share units granted generally vest over four years.

The exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date. Therefore, the Company utilizes the binomial option pricing model to estimate the fair value of stock options granted after the IPO. The fair value of each granted restricted share unit is determined by the closing price of the Company’s ordinary share on the grant date.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate forfeitures of share-based awards and records share-based compensation expenses only for those awards that are expected to vest.

Taxation
(ee)
Taxation

Income tax

Current income tax is provided for in accordance with the laws of the relevant tax jurisdictions.

Deferred income tax is provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more‑likely‑than‑not to be realized. In making such a determination, the Group considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

To assess uncertain tax positions, the Group applies a more‑likely‑than‑not threshold and a two‑step approach for the tax position measurement and financial statement recognition. Under the two‑step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more‑likely‑than‑not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group classifies interest and penalties related to income tax matters, if any, in income tax expense.

Net Income Per Share
(ff)
Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders. Net income per ordinary share are computed on Class A Ordinary Shares and Class B Ordinary Shares together, because both classes have the same dividend rights in the Company’s undistributed net income.

Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of convertible notes using the if-converted method, and ordinary shares issuable upon the exercise of outstanding stock options and vesting of restricted share units, using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting
(gg)
Segment reporting

The Group engages primarily in online direct sales services and online consumer finance services for its customers in the PRC. The Group does not distinguish between markets or business lines for the purpose of internal reports. The Group does not distinguish revenues, costs and expenses between business lines in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one segment. As most of the Group’s long lived assets are all located in the PRC and the Group’s revenues are primarily derived from the PRC, no geographical segments are presented.

Statutory Reserves
(hh)
Statutory reserves

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises (“FIEs”) established in the PRC, the Group’s subsidiaries registered as wholly foreign‑owned enterprises (“WFOEs”) have to make appropriations from its annual after‑tax profits as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after‑tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the consolidated VIEs and the VIEs’ subsidiaries, registered as Chinese domestic companies, must make appropriations from their annual after‑tax profits as determined under PRC GAAP to non‑distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after‑tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the respective company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2023, 2024 and 2025, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB84.0 million, RMB71.7 million and RMB82.6 million, respectively.

Significant Risks and Uncertainties
(ii)
Significant risks and uncertainties

Foreign currency risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents, restricted cash and restricted term deposit and short-term investments denominated in RMB that are subject to such government controls amounted to RMB4,018 million and RMB3,974 million as of December 31, 2024 and December 31, 2025, respectively. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Operation and compliance risk

In August 2017, the State Council promulgated the Regulations on the Supervision and Administration of Financing Guarantee Companies, or the Financing Guarantee Regulations, effective October 1, 2017. In October 2019, the CBIRC and other eight PRC regulatory agencies promulgated the Supplementary Provisions on the Supervision and Administration of Financing Guarantee Companies, or the Financing Guarantee Supplementary Provisions. The Financing Guarantee Supplementary Provisions provides that, among others, institutions providing services such as client recommendation and credit assessment to various institutional funding partners shall not render any financing guarantee service, whether directly or in disguised form, without the necessary approval. Otherwise, the penalties set forth in the Financing Guarantee Regulations may be imposed by the regulatory authorities, and the Group’s existing business shall be properly settled.

Due to a lack of further interpretations, the exact definition and scope of “operating financing guarantee business” under the Financing Guarantee Regulations or “providing financing guarantee services in disguised form” under the Financing Guarantee Supplementary Provisions are still unclear. The Group provided various investor protection measures to Institutional Funding Partners through different kinds of arrangements, including providing a deposit, and risk safeguard measures to compensate the insurance companies and guarantee companies in the event that they performed their guarantee or insurance obligations upon the Borrowers’ defaults. It is uncertain whether these or certain of these arrangements would be deemed to have operated financing guarantee business or provided financing guarantee services in disguised form. If such arrangements were deemed to be in violation of any applicable laws and regulations, the Group could be subject to penalties and/or be required to change its current business model, and as a result, the Group’s business, financial condition, and results of operations would be materially and adversely affected.

In an effort to ensure compliance with applicable laws and regulations, the Group has currently conducted part of the investor protection measures through its own financial guarantee companies, which are qualified to provide financing guarantee services. The Group increased the paid-in capital of the financing guarantee subsidiaries from RMB 1.3 billion as of December 31, 2019 to RMB3.0 billion as of December 31, 2025. The Group will continue its efforts to mitigate the relevant compliance risk.

Concentration of credit risk

Credit risk is one of the most significant risks for the Group’s loans businesses. The Group records provision for credit losses based on its estimated probable losses against its financing receivables. Apart from the financing receivables, financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the financial statement line items of cash and cash equivalents, restricted cash, restricted term deposit and short-term investments, prepayments and other current assets, contract assets and receivables, and deposits to insurance companies and guarantee companies. The Group holds its cash and cash equivalents, restricted cash and restricted term deposit and short-term investments at reputable financial institutions in the PRC and at international financial institutions with high ratings from internationally recognized rating agencies. As of December 31, 2025, approximately 98% of the Group’s cash and cash equivalents, restricted cash and restricted term deposit and short-term investments were held in the financial institutions in the PRC and the remaining cash and cash equivalents, restricted cash and restricted term, deposit and short-term investments were held in financial institutions outside the PRC. Financing receivables and contract assets and receivables are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to these receivables and contract assets are mitigated by credit evaluations the Group performs on its Borrowers and the Group’s ongoing monitoring process of outstanding balances.

Concentration of customers, suppliers, and funding partners

There was no revenue from customers which individually represented greater than 10% of the total operating revenue for any of the periods presented. There were no financing receivables or contract assets and receivables due from customers of the Group that individually accounted for greater than 10% of the Group’s carrying amount of financing receivables and contract assets and receivables as of December 31, 2024 and 2025, respectively.

There were one, nil and one inventory suppliers accounted for more than 10% of the Group’s total purchases for the years ended December 31, 2023, 2024 and 2025, respectively. One supplier accounted for more than 10% of the Group’s accounts payable as of December 31, 2024 and 2025, respectively, as follows:

	As of December 31,
	2024	2025
Inventory supplier A	*	18.4%
Inventory supplier B	11.0%	*

* Less than 10%.

There were two, two and two Institutional Funding Partners that accounted for more than 10% of the Group’s total funding cost for the year ended December 31, 2023, 2024 and 2025. Institutional Funding Partners accounted for more than 10% of the Group’s funding debts as of December 31, 2024 and 2025 respectively as follows:

	As of December 31,
	2024	2025
Institutional Funding Partner A	49.9%	35.6%
Institutional Funding Partner B	12.3%	*
Institutional Funding Partner C	*	24.4%

There were no Institutional Funding Partner that accounted for more than 10% of the Group’s origination of off-balance sheet loans for the year ended December 31, 2024 and 2025.

There were two and three guarantee companies accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies as of December 31, 2024 and 2025, respectively.

	As of December 31,
	2024	2025
Guarantee Company A	12.1%	14.4%
Guarantee Company B	20.4%	14.1%
Guarantee Company C	*	11.0%

*Less than 10%.

Recent Accounting Pronouncements
(jj)
Recent accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption was permitted. The adoption of this standard did not have a material impact on the group's consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments - Credit Losses (Topic 326). ASU No. 2025-05 provides all entities with a practical expedient and entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity's expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for public business entities in annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.